UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802)

Exact name of registrant as specified in charter: Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.5%)(a)

	Rating(RAT)	Principal amount	Value

Pennsylvania (88.7%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds,
Ser. A, 5s, 2/15/16	Baa3	$1,270,000	$1,337,335
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Children's Hosp.), MBIA, 5 3/8s, 7/1/17 (Prerefunded)	Aaa	2,450,000	2,705,535
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr.
Presbyterian), Ser. D, MBIA, 3.70s, 3/1/20	VMIG1	1,000,000	1,000,000
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,610,673
Ser. A, 5.6s, 9/1/30	Baa1	500,000	518,685
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18	A-/Fitch	1,200,000	1,301,940
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,815,921
5 1/2s, 12/1/30	Aaa	305,000	325,545
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/30	Baa2	1,250,000	1,246,013
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Baa3	735,000	769,611
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34	BBB+	1,000,000	1,075,850
AMBAC, 5 1/2s, 9/15/17	Aaa	1,000,000	1,074,830
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	246,871
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (Waste Mgmt., Inc.), 4.9s, 12/1/22	BBB	2,250,000	2,264,760
Butler, Area School Dist. G.O. Bonds, Ser. A, FGIC,
zero %, 9/15/28	Aaa	1,000,000	395,970
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,555,000	1,610,778
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	601,940
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	105,000	107,692
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18
(Prerefunded)	Aaa	1,010,000	1,067,227
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,295,500
Delaware Cnty. G.O. Bonds, 5s, 10/1/17	Aa2	3,325,000	3,611,948
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	AA	1,000,000	1,073,830
(Neumann College), 5 1/8s, 10/1/11	BBB-	1,585,000	1,606,207
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,200,000	1,241,940
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,229,869
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aaa	3,030,000	3,633,000
Eastern York, School Dist. G.O. Bonds, Ser. A, FSA,
5s, 9/1/25	Aaa	1,600,000	1,731,872
Easton, Area School Dist. G.O. Bonds, Ser. 05, FSA,
7 1/2s, 4/1/21	Aaa	1,000,000	1,287,870
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	AAA	2,755,000	2,946,941
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/Fitch	610,000	621,206
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	Aaa	1,000,000	1,063,600
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,659,870
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,069,980
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin &
Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,080,070
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	AA	1,285,000	1,343,763
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,596,915

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,904,743
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,087,046
Lehigh Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (PPL Elec. Util. Corp.), FGIC, 4.7s, 9/1/29	Aaa	2,000,000	2,081,040
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, MBIA, 5 1/4s,
11/1/14	Aaa	2,175,000	2,394,827
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
5s, 2/15/29 (Prerefunded)	Aaa	1,600,000	1,737,488
5s, 2/15/28 (Prerefunded)	Aaa	1,525,000	1,656,043
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	450,432
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	AAA	1,035,000	1,123,720
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,083,380
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	1,151,700
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.),
Ser. 88A
3.9s, 10/1/12	AA+	810,000	804,735
3.9s, 4/1/12	AA+	790,000	784,707
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	1,600,000	1,623,568
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,317
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), 5 1/2s, 5/1/12	A+	3,000,000	3,180,360
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,057,460
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	Aaa	1,250,000	1,333,463
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,586,114
(Philadelphia College of Osteopathic Med.), 5s, 12/1/10	A	1,155,000	1,201,997
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,265,500
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	Aaa	1,000,000	1,072,840
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	AAA	3,280,000	3,507,960
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aaa	2,055,000	2,197,555
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
B, MBIA, 5s, 12/1/24	AAA	1,000,000	1,062,750
PA State U. Rev. Bonds, 5s, 9/1/24	Aa2	3,000,000	3,234,270
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,136,280
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	1,980,000	2,140,320
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11	Aaa	1,690,000	1,802,875
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.64s, 7/1/25	A-1+	1,900,000	1,900,000
Philadelphia, Gas Wks. Rev. Bonds
Ser. 2nd, FSA, 5 1/2s, 7/1/16 (Prerefunded)	Aaa	2,600,000	2,732,912
Ser. 3rd, FSA, 5 1/8s, 8/1/31 (Prerefunded)	Aaa	2,000,000	2,120,660
Ser. A-1, FSA, 5s, 9/1/26	Aaa	2,000,000	2,115,060
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,429,365	4,859
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	717,891	1,436
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	1,135,000	1,186,722
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	Aaa	1,585,000	1,710,833
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,500,000	1,499,910
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	8,250,000	8,738,730
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aaa	3,000,000	3,289,710
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	1,071,490
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
MBIA, 6 1/4s, 8/1/08	Aaa	4,000,000	4,141,640
Ser. A, FSA, 5s, 7/1/24	Aaa	1,000,000	1,072,340
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	2,500,000	2,722,200
Schuylkill Valley, School Dist. G.O. Bonds, Ser. A,
FGIC, 5s, 4/1/20	Aaa	1,015,000	1,104,452
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,709,145
Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s,
1/1/23 (Prerefunded)	Aaa	1,000,000	1,092,630
Shaler, Area School Dist. G.O. Bonds, XLCA, zero %,
9/1/29	Aaa	2,660,000	1,008,379
State Pub. School Bldg. Auth. Rev. Bonds (Richland
School Dist.), FGIC, 5s, 11/15/29 (Prerefunded)	AAA	5,000,000	5,442,000
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,365,084
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	290,249
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,649,715
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	538,860

York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	1,000,000	1,064,900
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	215,000	219,003
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	795,743
			149,648,709

Puerto Rico (8.8%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,700,000	1,772,896
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s,
7/1/26 (Prerefunded)	Aaa	2,500,000	2,663,525
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	750,000	807,675
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
AA, 5s, 7/1/07	A-	1,000,000	1,003,740
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 7/8s, 8/1/14 (Prerefunded)	Aaa	2,000,000	2,124,620
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,000,000	1,075,320
PR Elec. Pwr. Auth. Rev. Bonds, Ser. KK, 5s, 7/1/10	A3	500,000	519,645
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	1,860,000	1,870,100
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,635,885
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	BBB	750,000	784,305
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,605
			14,796,316

TOTAL INVESTMENTS

Total investments (cost $159,013,250) (b)			$164,445,025

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

		3 month USD-
$3,575,000 (E)	5/23/12	LIBOR-BBA	4.923%	$(6,721)

			U.S. Bond
			Market
			Association
			Municipal Swap
5,500,000 (E)	5/23/12	3.422%	Index	1,321

JPMorgan Chase Bank, N.A.

		3 month USD-
5,005,000 (E)	11/8/11	LIBOR-BBA	5.036%	12,212

			U.S. Bond
			Market
			Association
			Municipal Swap
7,700,000 (E)	11/8/11	3.488%	Index	(23,849)

Morgan Stanley Capital Services, Inc.
			U.S. Bond
			Market
			Association
			Municipal Swap
7,500,000 (E)	11/16/11	3.4695%	Index	(40,551)

Total				$(57,588)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $168,607,286.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $158,964,480, resulting in gross unrealized appreciation and depreciation of $8,787,787 and $3,307,242 respectively, or net unrealized appreciation of $5,480,545.

(NON) Non-income-producing security.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Utilities and power	16.7%
Health care	13.6
Education	13.1

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

FSA	17.1%
MBIA	14.7
FGIC	10.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007